                                                           Prospectus Supplement

Morgan Stanley Institutional Fund Trust

Supplement dated November 30, 2003 to the   The Prospectus is hereby amended and
Institutional Class Prospectus dated        supplemented to reflect that,
January 31, 2003.                           effective November 30, 2003, the
                                            Trust's Investment Adviser, Morgan
                                            Stanley Investments LP, merged into
                                            its affiliate, Morgan Stanley
                                            Investment Management Inc.

                                            Accordingly, the first paragraph in
                                            the section of the Prospectus titled
                                            "Fund Management - Adviser" is
                                            hereby revised as follows:

                                            Morgan Stanley Investment Management
                                            Inc., with principal offices at 1221
                                            Avenue of the Americas, New York,
                                            New York 10020, conducts a worldwide
                                            portfolio management business and
                                            provides a broad range of portfolio
                                            management services to customers in
                                            the United States and abroad. Morgan
                                            Stanley is the direct parent of
                                            Morgan Stanley Investment Management
                                            Inc. Morgan Stanley is a preeminent
                                            global financial services firm that
                                            maintains leading market positions
                                            in each of its three primary
                                            businesses --securities, asset
                                            management and credit services.
                                            Morgan Stanley is a full service
                                            securities firm engaged in
                                            securities trading and brokerage
                                            activities, as well as providing
                                            investment banking, research and
                                            analysis, financing and financial
                                            advisory services. As of September
                                            30, 2003, the Adviser, together with
                                            its affiliated asset management
                                            companies, had approximately $394
                                            billion in assets under management,
                                            with approximately $153 billion in
                                            institutional assets.

                                            References in the Prospectus to the
                                            Investment Adviser now refer to
                                            Morgan Stanley Investment Management
                                            Inc.

                                                           Prospectus Supplement

Morgan Stanley Institutional Fund Trust

Supplement dated November 30, 2003 to the   The Prospectus is hereby amended and
Adviser Class Prospectus dated January 31,  supplemented to reflect that,
2003.                                       effective November 30, 2003, the
                                            Trust's Investment Adviser, Morgan
                                            Stanley Investments LP, merged into
                                            its affiliate, Morgan Stanley
                                            Investment Management Inc.

                                            Accordingly, the first paragraph in
                                            the section of the Prospectus titled
                                            "Fund Management - Adviser" is
                                            hereby revised as follows:

                                            Morgan Stanley Investment Management
                                            Inc., with principal offices at 1221
                                            Avenue of the Americas, New York,
                                            New York 10020, conducts a worldwide
                                            portfolio management business and
                                            provides a broad range of portfolio
                                            management services to customers in
                                            the United States and abroad. Morgan
                                            Stanley is the direct parent of
                                            Morgan Stanley Investment Management
                                            Inc. Morgan Stanley is a preeminent
                                            global financial services firm that
                                            maintains leading market positions
                                            in each of its three primary
                                            businesses --securities, asset
                                            management and credit services.
                                            Morgan Stanley is a full service
                                            securities firm engaged in
                                            securities trading and brokerage
                                            activities, as well as providing
                                            investment banking, research and
                                            analysis, financing and financial
                                            advisory services. As of September
                                            30, 2003, the Adviser, together with
                                            its affiliated asset management
                                            companies, had approximately $394
                                            billion in assets under management,
                                            with approximately $153 billion in
                                            institutional assets.

                                            References in the Prospectus to the
                                            Investment Adviser now refer to
                                            Morgan Stanley Investment Management
                                            Inc.

                                                           Prospectus Supplement

Morgan Stanley Institutional Fund Trust

Supplement dated November 30, 2003 to the   The Prospectus is hereby amended and
Investment Class Prospectus dated January   supplemented to reflect that,
31, 2003.                                   effective November 30, 2003, the
                                            Trust's Investment Adviser, Morgan
                                            Stanley Investments LP, merged into
                                            its affiliate, Morgan Stanley
                                            Investment Management Inc.

                                            Accordingly, the first paragraph in
                                            the section of the Prospectus titled
                                            "Fund Management - Adviser" is
                                            hereby revised as follows:

                                            Morgan Stanley Investment Management
                                            Inc., with principal offices at 1221
                                            Avenue of the Americas, New York,
                                            New York 10020, conducts a worldwide
                                            portfolio management business and
                                            provides a broad range of portfolio
                                            management services to customers in
                                            the United States and abroad. Morgan
                                            Stanley is the direct parent of
                                            Morgan Stanley Investment Management
                                            Inc. Morgan Stanley is a preeminent
                                            global financial services firm that
                                            maintains leading market positions
                                            in each of its three primary
                                            businesses --securities, asset
                                            management and credit services.
                                            Morgan Stanley is a full service
                                            securities firm engaged in
                                            securities trading and brokerage
                                            activities, as well as providing
                                            investment banking, research and
                                            analysis, financing and financial
                                            advisory services. As of September
                                            30, 2003, the Adviser, together with
                                            its affiliated asset management
                                            companies, had approximately $394
                                            billion in assets under management,
                                            with approximately $153 billion in
                                            institutional assets.

                                            References in the Prospectus to the
                                            Investment Adviser now refer to
                                            Morgan Stanley Investment Management
                                            Inc.

                                                           Prospectus Supplement

Morgan Stanley Institutional Fund Trust

Supplement dated November 30, 2003 to the   The Prospectus is hereby amended and
Advisory Portfolios Prospectus dated        supplemented to reflect that,
January 31, 2003.                           effective November 30, 2003, the
                                            Trust's Investment Adviser, Morgan
                                            Stanley Investments LP, merged into
                                            its affiliate, Morgan Stanley
                                            Investment Management Inc.

                                            Accordingly, the first paragraph in
                                            the section of the Prospectus titled
                                            "Fund Management" is hereby revised
                                            as follows:

                                            Morgan Stanley Investment Management
                                            Inc., with principal offices at 1221
                                            Avenue of the Americas, New York,
                                            New York 10020, conducts a worldwide
                                            portfolio management business and
                                            provides a broad range of portfolio
                                            management services to customers in
                                            the United States and abroad. Morgan
                                            Stanley is the direct parent of
                                            Morgan Stanley Investment Management
                                            Inc. Morgan Stanley is a preeminent
                                            global financial services firm that
                                            maintains leading market positions
                                            in each of its three primary
                                            businesses --securities, asset
                                            management and credit services.
                                            Morgan Stanley is a full service
                                            securities firm engaged in
                                            securities trading and brokerage
                                            activities, as well as providing
                                            investment banking, research and
                                            analysis, financing and financial
                                            advisory services. As of September
                                            30, 2003, the Adviser, together with
                                            its affiliated asset management
                                            companies, had approximately $394
                                            billion in assets under management,
                                            with approximately $153 billion in
                                            institutional assets.

                                            References in the Prospectus to the
                                            Investment Adviser now refer to
                                            Morgan Stanley Investment Management
                                            Inc.

                                                           Prospectus Supplement

Morgan Stanley Institutional Fund Trust

Supplement dated November 30, 2003 to the   The Prospectus is hereby amended and
Stable Value Investment Class Prospectus    supplemented to reflect that,
dated January 31, 2003.                     effective November 30, 2003, the
                                            Trust's Investment Adviser, Morgan
                                            Stanley Investments LP, merged into
                                            its affiliate, Morgan Stanley
                                            Investment Management Inc.

                                            Accordingly, the first paragraph in
                                            the section of the Prospectus titled
                                            "Fund Management" is hereby revised
                                            as follows:

                                            Morgan Stanley Investment Management
                                            Inc., with principal offices at 1221
                                            Avenue of the Americas, New York,
                                            New York 10020, conducts a worldwide
                                            portfolio management business and
                                            provides a broad range of portfolio
                                            management services to customers in
                                            the United States and abroad. Morgan
                                            Stanley is the direct parent of
                                            Morgan Stanley Investment Management
                                            Inc. Morgan Stanley is a preeminent
                                            global financial services firm that
                                            maintains leading market positions
                                            in each of its three primary
                                            businesses --securities, asset
                                            management and credit services.
                                            Morgan Stanley is a full service
                                            securities firm engaged in
                                            securities trading and brokerage
                                            activities, as well as providing
                                            investment banking, research and
                                            analysis, financing and financial
                                            advisory services. As of September
                                            30, 2003, the Adviser, together with
                                            its affiliated asset management
                                            companies, had approximately $394
                                            billion in assets under management,
                                            with approximately $153 billion in
                                            institutional assets.

                                            References in the Prospectus to the
                                            Investment Adviser now refer to
                                            Morgan Stanley Investment Management
                                            Inc.

                                  Statement of Additional Information Supplement

Morgan Stanley Institutional Fund Trust

Supplement dated November 30, 2003 to the   The Statement of Additional
Statement of Additional Information dated   Information is hereby amended and
January 31, 2003.                           supplemented to reflect that,
                                            effective November 30, 2003, the
                                            Trust's Investment Adviser, Morgan
                                            Stanley Investments LP, merged into
                                            its affiliate, Morgan Stanley
                                            Investment Management Inc.

                                            Accordingly, all references in the
                                            Statement of Additional Information
                                            to Morgan Stanley Investments LP
                                            shall now refer to Morgan Stanley
                                            Investment Management Inc.

                                            In addition, the first paragraph
                                            under "INVESTMENT ADVISER" is hereby
                                            deleted and replaced by the
                                            following:

                                                The Investment Adviser to the
                                                Fund, Morgan Stanley Investment
                                                Management Inc., with principal
                                                offices at 1221 Avenue of the
                                                Americas, New York, New York
                                                10020, conducts a worldwide
                                                portfolio management business
                                                and provides a broad range of
                                                portfolio management services to
                                                customers in the United States
                                                and abroad. Morgan Stanley is
                                                the direct parent of Morgan
                                                Stanley Investment Management
                                                Inc. Morgan Stanley is a
                                                preeminent global financial
                                                services firm that maintains
                                                leading market positions in each
                                                of its three primary businesses
                                                --securities, asset management
                                                and credit services. Morgan
                                                Stanley is a full service
                                                securities firm engaged in
                                                securities trading and brokerage
                                                activities, as well as providing
                                                investment banking, research and
                                                analysis, financing and
                                                financial advisory services. As
                                                of September 30, 2003, the
                                                Adviser, together with its
                                                affiliated asset management
                                                companies, had approximately
                                                $394 billion in assets under
                                                management, with approximately
                                                $153 billion in institutional
                                                assets.